Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of changes in the carrying amount of goodwill

	Core	Europe
	Markets	Acquisition	Total
	RMB	RMB	RMB
As of December 31, 2023	66,506	—	66,506
Increase in goodwill related to acquisition(i)	24	—	24
Foreign currency translation difference	(6,949)	—	(6,949)
Impairment of goodwill	—	—	—
As of December 31, 2024	59,581	—	59,581
Increase in goodwill related to acquisition(i)	—	508,535	508,535
Foreign currency translation difference	(935)	—	(935)
Impairment of goodwill	—	—	—
As of December 31, 2025	58,646	508,535	567,181
(i)

The goodwill as of December 31, 2025 were mainly consisted of goodwill arose from business combination in 2023 and 2025(refer to Note 1 (e)). The goodwill arose from business combination in 2023 was transferred from SS North Asia as a result of a business combination under common control, and recognized at the historical cost recorded by the former parent of SS North Asia in accordance with ASC 805-50. The goodwill arose from business combination in 2025 was attributable to expected synergies, expanded market opportunities and other expected benefits that the Company believes it will result from combining its operations with the operations of TWHL.